SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
NOL carryforward (based on last tax return filed per Indian Income Tax laws)	$ 747,748	$ 579,118
Stock-based compensation	28,174
Depreciation	(1,616)	(1,616)
Net Deferred Tax Assets	774,306	577,502
Less: Valuation allowance	(774,306)	(577,502)
Net Deferred Tax Asset
India Based Entity [Member]
Restructuring Cost and Reserve [Line Items]
NOL carryforward (based on last tax return filed per Indian Income Tax laws)	43,140	11,404
Net Deferred Tax Assets	148,043	110,150
Less: Valuation allowance	(148,043)	(110,150)
Net Deferred Tax Asset
Difference between book and tax base of fixed assets	43,868	56,696
Provision for gratuity	27,189	22,253
Provision for leave encashment	11,030	8,598
Operating lease	5,170	2,339
Timing difference on TDS under 40a(ia)	9,002
MAT credit	$ 8,644	$ 8,860